STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Stock options $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($) Y	Dec. 31, 2018 CAD ($) Options Y shares	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) Options
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			6,361,265	5,857,504	5,478,837
Weighted average exercise price of outstanding stock options			$ 47.65	$ 41.18	$ 34.40
Number of exercisable stock options | Options			3,429,813	2,628,998
Weighted average exercise price of exercisable stock options			$ 42.28	$ 37.66
Common stock reserved for future issuance | shares			6,361,265
Number of common shares available for grant | shares			7,046,981
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate	2.10%	1.15%
Expected life of stock options (in years) | Y	2.4	2.3
Expected volatility (as a percent)	35.00%	45.00%
Expected dividend yield	1.00%	1.09%
Total compensation expense recorded in the general and administrative	$ 19.8	$ 19.5
Share based compensation cost capitalized as part of the property, plant and mine development	$ 0.5	$ 0.3
Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			2,544,126
Weighted average remaining contractual life of outstanding stock options | Y			1.55
Weighted average exercise price of outstanding stock options			$ 33.07
Number of exercisable stock options | Options			2,052,333
Weighted average remaining contractual life of exercisable stock options | Y			1.44
Weighted average exercise price of exercisable stock options			$ 32.28
Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			3,817,139
Weighted average remaining contractual life of outstanding stock options | Y			3.52
Weighted average exercise price of outstanding stock options			$ 57.37
Number of exercisable stock options | Options			1,377,480
Weighted average remaining contractual life of exercisable stock options | Y			3.36
Weighted average exercise price of exercisable stock options			$ 57.18
Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			6,361,265
Weighted average remaining contractual life of outstanding stock options | Y			2.73
Weighted average exercise price of outstanding stock options			$ 47.65
Number of exercisable stock options | Options			3,429,813
Weighted average remaining contractual life of exercisable stock options | Y			2.21
Weighted average exercise price of exercisable stock options			$ 42.28
Minimum | Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			28.03
Minimum | Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			40.66
Minimum | Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			28.03
Maximum | Exercise price range 28.03 to 38.15
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			38.15
Maximum | Exercise price range 40.66 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			66.57
Maximum | Exercise price range 28.03 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			$ 66.57